Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 309,591	$ 177,341	$ (1,187,721)